Share capital - Narratives (Details) - CHF (SFr)	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Issued share capital	SFr 1,797,000	SFr 1,794,000
Number of treasury shares outstanding	6,214,021	6,221,617
Common Shares [Member]
Disclosure of classes of share capital [line items]
Issued share capital	SFr 1,796,675	SFr 1,794,013
Number of shares	83,620,364	83,479,013